Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
July 31, 2023
IDF-NPRT3-0923
1.9896224.103
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.1%
Elisa Corp. (A Shares)	363	18,934
Entertainment - 1.3%
Netflix, Inc. (a)	167	73,308
Sea Ltd. ADR (a)	418	27,805
The Walt Disney Co. (a)	684	60,801
		161,914
Interactive Media & Services - 6.3%
Adevinta ASA Class B (a)	2,741	20,270
Alphabet, Inc.:
Class A (a)	1,489	197,620
Class C (a)	1,321	175,838
Hemnet Group AB	1,213	21,491
Kakao Corp.	572	22,966
Match Group, Inc. (a)	921	42,836
Meta Platforms, Inc. Class A (a)	545	173,637
NAVER Corp.	163	28,959
Rightmove PLC	2,316	16,954
Tencent Holdings Ltd.	1,645	75,606
Z Holdings Corp.	7,791	21,676
		797,853
Media - 0.3%
S4 Capital PLC (a)	11,328	15,352
Schibsted ASA (A Shares)	957	20,500
		35,852
TOTAL COMMUNICATION SERVICES		1,014,553
CONSUMER DISCRETIONARY - 18.9%
Automobile Components - 0.5%
Aptiv PLC (a)	318	34,818
DENSO Corp.	494	34,311
		69,129
Automobiles - 2.4%
Ferrari NV (Italy)	86	27,554
Maruti Suzuki India Ltd.	276	32,959
Tesla, Inc. (a)	695	185,864
Toyota Motor Corp.	3,312	55,687
		302,064
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	2,042	272,975
B&M European Value Retail SA	4,042	28,696
Dollarama, Inc.	393	25,887
MercadoLibre, Inc. (a)	27	33,427
Prosus NV	295	23,362
		384,347
Hotels, Restaurants & Leisure - 4.3%
Amadeus IT Holding SA Class A	478	34,277
Chipotle Mexican Grill, Inc. (a)	28	54,944
Churchill Downs, Inc.	382	44,255
Compass Group PLC	1,165	30,311
Domino's Pizza, Inc.	95	37,690
Doordash, Inc. (a)	525	47,665
Flutter Entertainment PLC (a)	104	20,701
Hilton Worldwide Holdings, Inc.	335	52,089
Jubilant Foodworks Ltd.	4,048	23,553
Oriental Land Co. Ltd.	938	35,934
Restaurant Brands Asia Ltd. (a)	12,252	17,602
Vail Resorts, Inc.	131	30,849
Wingstop, Inc.	226	38,099
Yum! Brands, Inc.	311	42,815
Zomato Ltd. (a)	32,462	33,196
		543,980
Household Durables - 0.7%
Berkeley Group Holdings PLC	397	22,142
Maytronics Ltd.	1,154	15,738
NVR, Inc. (a)	7	44,145
		82,025
Leisure Products - 0.3%
Roland Corp.	647	18,419
SHIMANO, Inc.	129	19,444
		37,863
Specialty Retail - 4.9%
Carvana Co. Class A (a)	893	41,033
Fast Retailing Co. Ltd.	136	33,994
Five Below, Inc. (a)	211	43,960
Floor & Decor Holdings, Inc. Class A (a)	406	46,629
Lowe's Companies, Inc.	310	72,624
National Vision Holdings, Inc. (a)	744	16,093
Nitori Holdings Co. Ltd.	184	22,576
The Home Depot, Inc.	342	114,173
TJX Companies, Inc.	595	51,485
Ulta Beauty, Inc. (a)	99	44,035
Warby Parker, Inc. (a)	2,467	36,857
Wayfair LLC Class A (a)	635	49,447
WH Smith PLC	1,154	22,111
Workman Co. Ltd.	350	12,768
ZOZO, Inc.	833	16,231
		624,016
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	108	21,804
Hermes International SCA	16	35,474
lululemon athletica, Inc. (a)	192	72,678
LVMH Moet Hennessy Louis Vuitton SE	80	74,301
Moncler SpA	333	24,062
NIKE, Inc. Class B	482	53,208
Prada SpA	2,910	20,615
PVH Corp.	335	30,029
Shenzhou International Group Holdings Ltd.	1,715	18,043
		350,214
TOTAL CONSUMER DISCRETIONARY		2,393,638
CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Ambev SA	9,275	29,147
Davide Campari Milano NV	1,556	20,923
Kweichow Moutai Co. Ltd. (A Shares)	115	30,278
Monster Beverage Corp.	782	44,957
Pernod Ricard SA	161	35,510
		160,815
Consumer Staples Distribution & Retail - 3.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	685	34,680
Casey's General Stores, Inc.	163	41,184
Clicks Group Ltd.	1,582	24,815
Cosmos Pharmaceutical Corp.	150	17,323
Costco Wholesale Corp.	167	93,632
Ocado Group PLC (a)	3,534	42,560
Target Corp.	297	40,532
Wal-Mart de Mexico SA de CV Series V	8,227	34,249
Walmart, Inc.	598	95,596
Welcia Holdings Co. Ltd.	782	14,709
		439,280
Food Products - 0.5%
Freshpet, Inc. (a)	464	34,123
McCormick & Co., Inc. (non-vtg.)	384	34,360
		68,483
Household Products - 0.2%
Unicharm Corp.	664	24,567
Personal Care Products - 0.7%
Hindustan Unilever Ltd.	887	27,620
L'Oreal SA	97	45,135
Shiseido Co. Ltd.	471	20,626
		93,381
TOTAL CONSUMER STAPLES		786,526
ENERGY - 2.0%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	1,023	59,682
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc.	260	42,084
Hess Corp.	321	48,705
Parkland Corp.	761	20,782
PrairieSky Royalty Ltd.	2,270	45,119
Reliance Industries Ltd.	1,219	37,786
		194,476
TOTAL ENERGY		254,158
FINANCIALS - 12.2%
Banks - 3.0%
Bank of America Corp.	2,423	77,536
Credicorp Ltd. (United States)	244	38,320
FinecoBank SpA	1,536	23,838
JPMorgan Chase & Co.	919	145,165
KBC Group NV	396	29,805
PNC Financial Services Group, Inc.	268	36,687
PT Bank Central Asia Tbk	51,229	30,999
		382,350
Capital Markets - 3.5%
Avanza Bank Holding AB	742	16,798
Banca Generali SpA	585	21,921
Bolsa Mexicana de Valores S.A.B. de CV	13,232	28,052
Brookfield Corp. (Canada) Class A	823	28,728
Charles Schwab Corp.	798	52,748
CME Group, Inc.	208	41,384
HUB24 Ltd.	1,140	21,548
Moody's Corp.	120	42,330
Morningstar, Inc.	153	35,263
Netwealth Group Ltd.	1,886	19,205
Nordnet AB	1,221	18,118
Partners Group Holding AG	19	21,308
S&P Global, Inc.	147	57,993
St. James's Place PLC	1,362	16,430
VZ Holding AG	239	22,199
		444,025
Financial Services - 2.9%
Adyen BV (a)(b)	18	33,408
Block, Inc. Class A (a)	511	41,151
Edenred SA	403	26,178
Fiserv, Inc. (a)	411	51,872
Flywire Corp. (a)	1,283	43,802
Jio Financial Services Ltd. (c)	1,219	3,881
Toast, Inc. (a)	1,858	41,006
Visa, Inc. Class A	466	110,782
Zenkoku Hosho Co. Ltd.	657	23,040
		375,120
Insurance - 2.8%
American Financial Group, Inc.	313	38,064
Arthur J. Gallagher & Co.	279	59,929
Assurant, Inc.	230	30,937
Chubb Ltd.	267	54,577
Globe Life, Inc.	301	33,763
Hannover Reuck SE	136	29,032
Qualitas Controladora S.A.B. de CV	5,255	38,673
Steadfast Group Ltd.	5,820	22,791
The Travelers Companies, Inc.	251	43,325
		351,091
TOTAL FINANCIALS		1,552,586
HEALTH CARE - 7.8%
Biotechnology - 0.4%
Repligen Corp. (a)	159	27,278
Zai Lab Ltd. (a)	7,076	21,638
		48,916
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	128	48,370
Boston Scientific Corp. (a)	1,044	54,131
Coloplast A/S Series B	165	20,509
Fisher & Paykel Healthcare Corp.	1,258	19,198
Hoya Corp.	264	30,675
IDEXX Laboratories, Inc. (a)	80	44,378
Inspire Medical Systems, Inc. (a)	153	44,035
Intuitive Surgical, Inc. (a)	164	53,202
Masimo Corp. (a)	248	30,330
ResMed, Inc.	172	38,244
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	486	20,140
Straumann Holding AG	184	30,415
The Cooper Companies, Inc.	109	42,647
		476,274
Health Care Providers & Services - 1.8%
Apollo Hospitals Enterprise Ltd.	437	27,490
Humana, Inc.	103	47,053
Surgery Partners, Inc. (a)	870	33,608
UnitedHealth Group, Inc.	245	124,061
		232,212
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	159	32,471
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	545	34,324
Danaher Corp.	232	59,174
Lonza Group AG	45	26,070
Sartorius Stedim Biotech	66	20,645
West Pharmaceutical Services, Inc.	131	48,213
Wuxi Biologics (Cayman), Inc. (a)(b)	3,155	17,840
		206,266
TOTAL HEALTH CARE		996,139
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.1%
HEICO Corp.	218	38,364
INVISIO AB	1,159	24,113
Northrop Grumman Corp.	109	48,505
Safran SA	207	34,365
		145,347
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	429	42,977
DHL Group	698	35,855
DSV A/S	145	29,033
ZTO Express, Inc. sponsored ADR	919	25,548
		133,413
Building Products - 0.8%
ASSA ABLOY AB (B Shares)	1,195	28,731
Carel Industries SpA (b)	722	20,680
Kingspan Group PLC (Ireland)	315	25,283
Reliance Worldwide Corp. Ltd.	7,856	22,268
		96,962
Commercial Services & Supplies - 1.3%
Casella Waste Systems, Inc. Class A (a)	439	35,423
Cintas Corp.	81	40,665
Copart, Inc. (a)	591	52,238
GFL Environmental, Inc.	625	21,343
Waste Connections, Inc. (Canada)	135	19,066
		168,735
Construction & Engineering - 0.1%
Sweco AB (B Shares)	1,610	16,580
Electrical Equipment - 1.3%
AMETEK, Inc.	283	44,884
Eaton Corp. PLC	258	52,973
Generac Holdings, Inc. (a)	296	45,495
Nidec Corp.	346	20,665
		164,017
Ground Transportation - 0.9%
Localiza Rent a Car SA	2,219	31,543
Old Dominion Freight Lines, Inc.	149	62,504
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,033	17,758
		111,805
Industrial Conglomerates - 0.9%
General Electric Co.	547	62,489
Honeywell International, Inc.	284	55,133
		117,622
Machinery - 2.2%
Atlas Copco AB (A Shares)	2,207	31,352
Fortive Corp.	553	43,328
IDEX Corp.	167	37,710
Indutrade AB	942	19,768
Japan Steel Works Ltd.	966	20,065
Minebea Mitsumi, Inc.	935	17,272
Misumi Group, Inc.	855	15,593
Miura Co. Ltd.	820	20,646
Rational AG	22	16,461
SMC Corp.	48	25,018
Tocalo Co. Ltd.	1,606	16,301
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,467	17,417
		280,931
Marine Transportation - 0.2%
SITC International Holdings Co. Ltd.	8,782	19,143
Passenger Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	221	22,659
Professional Services - 3.3%
BayCurrent Consulting, Inc.	540	17,415
Centre Testing International Group Co. Ltd. (A Shares)	4,438	12,489
Ceridian HCM Holding, Inc. (a)	583	41,282
Equifax, Inc.	191	38,979
Experian PLC	845	32,656
Funai Soken Holdings, Inc.	852	15,781
Headhunter Group PLC ADR (a)(c)	622	1,693
Paycom Software, Inc.	116	42,776
Recruit Holdings Co. Ltd.	866	29,995
RELX PLC (London Stock Exchange)	1,213	40,826
Sporton International, Inc.	3,398	25,955
Thomson Reuters Corp.	225	30,372
TriNet Group, Inc. (a)	414	43,565
Verisk Analytics, Inc.	194	44,414
		418,198
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	979	18,247
Ashtead Group PLC	461	34,089
Azelis Group NV	826	21,342
Ferguson PLC	284	45,900
IMCD NV	158	23,965
		143,543
TOTAL INDUSTRIALS		1,838,955
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. Class A	525	46,363
Azbil Corp.	666	20,973
CDW Corp.	222	41,530
Keyence Corp.	81	36,302
Lagercrantz Group AB (B Shares)	2,284	27,491
Murata Manufacturing Co. Ltd.	476	28,275
Teledyne Technologies, Inc. (a)	87	33,454
		234,388
IT Services - 2.2%
Cloudflare, Inc. (a)	615	42,294
FDM Group Holdings PLC	1,642	11,506
Kainos Group PLC	981	16,492
Nagarro SE (a)	139	13,174
Reply SpA	122	13,226
SHIFT, Inc. (a)	109	25,744
Shopify, Inc. Class A (a)	364	24,599
Softcat PLC	1,081	20,810
Tata Consultancy Services Ltd.	838	34,864
Twilio, Inc. Class A (a)	497	32,817
VeriSign, Inc. (a)	190	40,081
		275,607
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp.	173	23,743
ASM International NV (Netherlands)	58	27,597
ASML Holding NV (Netherlands)	108	77,357
BE Semiconductor Industries NV	189	22,578
Disco Corp.	134	25,189
eMemory Technology, Inc.	499	29,399
Monolithic Power Systems, Inc.	88	49,235
Silergy Corp.	930	9,747
Silicon Laboratories, Inc. (a)	339	50,558
Taiwan Semiconductor Manufacturing Co. Ltd.	6,320	113,908
Teradyne, Inc.	344	38,851
Tokyo Electron Ltd.	269	40,373
		508,535
Software - 10.6%
Adobe, Inc. (a)	182	99,403
ANSYS, Inc. (a)	120	41,052
Atlassian Corp. PLC (a)	143	26,017
ATOSS Software AG	90	21,869
Bill Holdings, Inc. (a)	409	51,264
Black Knight, Inc. (a)	545	38,324
Confluent, Inc. (a)	1,110	38,339
Constellation Software, Inc.	17	35,917
Dassault Systemes SA	727	31,082
Fortnox AB	3,520	21,615
HubSpot, Inc. (a)	98	56,894
Microsoft Corp.	1,451	487,419
Money Forward, Inc. (a)	614	26,513
Procore Technologies, Inc. (a)	589	44,676
Roper Technologies, Inc.	86	42,402
Salesforce, Inc. (a)	368	82,804
SAP SE	331	45,152
ServiceNow, Inc. (a)	88	51,304
Synopsys, Inc. (a)	142	64,156
Workday, Inc. Class A (a)	180	42,683
		1,348,885
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Technology Holdings PLC	595	37,783
TOTAL INFORMATION TECHNOLOGY		2,405,198
MATERIALS - 3.9%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	151	46,105
Ecolab, Inc.	222	40,657
Givaudan SA	8	26,962
Linde PLC	159	62,117
NOF Corp.	431	18,574
Shin-Etsu Chemical Co. Ltd.	1,085	35,745
Sika AG	119	36,940
Symrise AG	185	20,208
		287,308
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	113	50,450
Vulcan Materials Co.	234	51,597
		102,047
Metals & Mining - 0.8%
First Quantum Minerals Ltd.	931	27,613
Freeport-McMoRan, Inc.	1,130	50,455
Press Metal Aluminium Holdings	19,537	21,838
		99,906
TOTAL MATERIALS		489,261
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	255	48,529
Big Yellow Group PLC	1,115	15,354
Embassy Office Parks (REIT)	6,240	23,672
Equinix, Inc.	63	51,025
Equity Lifestyle Properties, Inc.	517	36,800
Extra Space Storage, Inc.	210	29,310
National Storage REIT unit	15,614	24,332
Prologis (REIT), Inc.	385	48,029
Safestore Holdings PLC	1,505	17,113
Segro PLC	1,591	15,579
Sun Communities, Inc.	238	31,011
Warehouses de Pauw	525	15,516
		356,270
Real Estate Management & Development - 1.5%
Ayala Land, Inc.	36,338	18,129
CBRE Group, Inc. (a)	438	36,490
Colliers International Group, Inc.	176	17,820
CoStar Group, Inc. (a)	489	41,061
Grainger Trust PLC	6,615	21,376
Katitas Co. Ltd.	926	17,001
Oberoi Realty Ltd.	2,580	35,122
		186,999
TOTAL REAL ESTATE		543,269
UTILITIES - 1.0%
Electric Utilities - 0.8%
Constellation Energy Corp.	424	40,980
NextEra Energy, Inc.	839	61,499
		102,479
Gas Utilities - 0.2%
Nippon Gas Co. Ltd.	1,244	18,310
TOTAL UTILITIES		120,789
TOTAL COMMON STOCKS (Cost $10,081,436)		12,395,072

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
HEALTH CARE - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius AG (non-vtg.)	63	25,996
INDUSTRIALS - 0.3%
Passenger Airlines - 0.3%
Azul SA (a)	8,842	33,096
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $35,426)		59,092

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (d) (Cost $133,743)	133,716	133,743

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $10,250,605)	12,587,907
NET OTHER ASSETS (LIABILITIES) - 0.8%	104,346
NET ASSETS - 100.0%	12,692,253

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,928 or 0.6% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	1,333,516	1,199,773	3,335	-	-	133,743	0.0%
Total	-	1,333,516	1,199,773	3,335	-	-	133,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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